INCOME TAXES, Difference Between Statutory Federal Income Tax Rate and Effective Rates (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES [Abstract]
Federal corporate tax rate		21.00%
Effective income tax rate reconciliation [Abstract]
Tax computed at the statutory rate		$ 822	$ 679
Increase (decrease) resulting from [Abstract]
State income taxes, net of federal tax effect		146	57
Effect of rate revaluation		0	936
Other permanent differences		(5)	(78)
Provision for income taxes		$ 963	$ 1,594
Effective tax rate		24.60%	79.80%
Tax Cuts and Jobs Act [Abstract]
Provisional income tax expense due to the Tax Act changes	$ 936